Annual Report - Financial Statements

T. Rowe Price
Tax-Efficient
Multi-Cap
Growth Fund

February 28, 2003


T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                  Year                               12/29/00
                                  Ended                               Through
                                  2/28/03          2/28/02            2/28/01
--------------------------------------------------------------------------------


NET ASSET VALUE

Beginning

of period                  $      8.60         $      9.25        $     10.00

Investment activities
  Net investment
  income (loss)                  (0.06)*             (0.06)*            (0.01)*

  Net realized and
  unrealized gain (loss)         (1.88)              (0.59)             (0.74)

  Total from
  investment activities          (1.94)              (0.65)             (0.75)

NET ASSET VALUE

End of period               $      6.66          $     8.60         $     9.25
                            ----------------------------------------------------

Ratios/Supplemental Data
Total return^                   (22.56)%*            (7.03)%*           (7.50)%*

Ratio of total
expenses to
average net
assets                            1.25%*              1.25%*            1.25%*!

\Ratio of net
investment
income (loss)
to average
net assets                       (0.78)%*            (0.78)%*          (0.60)%*!

Portfolio turnover rate          27.0%               15.4%             10.4%!

Net assets,
end of period
(in thousands)                 $ 16,798           $ 19,256           $ 14,253


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 2/28/04.

!    Annualized


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T.       Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
                                                              February 28, 2003

Portfolio of Investments                                Shares            Value
--------------------------------------------------------------------------------
                                                               In thousands

Common Stocks  99.7%

CONSUMER DISCRETIONARY  24.8%

Automobiles  0.5%

Harley-Davidson                                      2,000      $            79

                                                                             79

Hotels, Restaurants & Leisure                                               2.3%

Carnival (misc. symbol)                              1,500                   34

International Game Technology *                      1,000                   79

Marriott, Class A                                    2,500                   76

Starbucks *                                          6,300                  148

The Cheesecake Factory *(misc. symbol)               1,600                   47

                                                                            384


Household Durables  0.2%

Lennar (misc. symbol)                                  700                   38

                                                                             38

Internet & Catalog Retail  1.6%

e-Bay *                                              1,700                  133

USA Interactive *(misc. symbol)                      6,000                  147

                                                                            280


Leisure Equipment & Products  0.8%

Mattel                                               6,100                  130

                                                                            130


Media  10.9%

Cox Radio, Class A *                                 4,200                   90

Dow Jones (misc. symbol)                             1,700                   61

Echostar Communications, Class A *                     500                   13

Emmis Broadcasting, Class A *(misc. symbol)          1,800                   36

Entercom Communications *                            2,300                  106

Harte-Hanks                                          3,100                   57

Hispanic Broadcasting *(misc. symbol)                3,500                   74

Lamar Advertising, Class A *                         2,700                   85

McGraw-Hill                                          2,100                  118

Meredith                                             4,000                  156

New York Times, Class A                              1,000                   46

Omnicom                                              3,100                  164

Radio One *(misc. symbol)                            7,100                   98

Regent Communications *(misc. symbol)               10,100      $            53

Salem Communications,
Class A *(misc. symbol)                              4,900                  116

Scripps, Class A                                     1,100                   88

Spanish Broadcasting, Class A *                     17,000                  104

TMP Worldwide *(misc. symbol)                        5,000                   46

Univision Communications,
Class A *(misc. symbol)                              5,200                  129

Westwood One *                                       3,100                  103

WPP Group ADR (misc. symbol)                         2,900                   89

                                                                          1,832


Multiline Retail  2.4%

Costco Wholesale *                                   1,700                   52

Dollar General (misc. symbol)                       10,100                  105

Dollar Tree Stores *                                 5,600                  116

Family Dollar Stores                                 4,800                  135

                                                                            408

Specialty Retail                                                            4.3%

AutoZone *                                             300                   20

Bed Bath & Beyond *                                  3,800                  126

CDW Computer Centers *(misc. symbol)                 1,500                   66

Ross Stores                                          3,200                  109

Staples *                                            5,500                   95

Tiffany                                              5,600                  134

TJX                                                  3,800                   61

Williams-Sonoma *                                    4,900                  114

                                                                            725

Textiles, Apparel, & Luxury Goods  1.8%

Coach *                                              2,600                   93

Gucci (misc. symbol)                                 1,200                  113

Nike, Class B                                        2,000                   92

                                                                            298

Total Consumer Discretionary                                              4,174



CONSUMER STAPLES  2.5%

Food & Drug Retailing  1.1%

CVS                                                  3,900                   97

Sysco                                                2,800                   76

                                                                            173


Food Products  1.4%

Delta Pine & Land                                    3,500      $            69

Hershey Foods                                        1,300                   84

Wrigley                                              1,600                   86

                                                                            239

Total Consumer Staples                                                      412



FINANCIALS  16.2%

Banks  3.6%

Boston Private
Financial (misc. symbol)                             4,800                   78

City National                                        1,600                   74

Community First Bankshares                           2,300                   57

Mellon Financial                                     3,500                   79

Northern Trust                                       4,500                  144

Silicon Valley Bancshares *                            500                    9

Synovus Financial (misc. symbol)                     4,600                   89

UCBH Holdings (misc. symbol)                         1,800                   76

                                                                            606


Diversified Financials  7.5%

A.G. Edwards                                           100                    3

AMVESCAP ADR (misc. symbol)                          4,000                   37

Charles Schwab                                      11,500                   91

Eaton Vance                                          3,100                   79

Federated Investors, Class B                         2,200                   56

Franklin Resources                                   4,000                  131

Investment Technology Group *                        1,790                   22

Investor's Financial
Services (misc. symbol)                              2,700                   67

Janus Capital Group                                  4,500                   53

LaBranche & Co. (misc. symbol)                       2,500                   51

Legg Mason                                           1,400                   69

Moody's                                              3,800                  168

Neuberger Berman                                     2,200                   59

Raymond James Financial                                600                   15

SEI                                                  1,500                   38

SLM Corporation                                      1,400                  152

State Street                                         2,300                   85

Waddell & Reed Financial,
Class A (misc. symbol)                               4,900                   82

                                                                          1,258


Insurance  4.9%

AFLAC                                                3,600      $           113

AMBAC                                                2,100                  103

Arthur J. Gallagher                                  2,200                   54

Brown and Brown                                      1,800                   52

MBIA                                                 2,050                   78

MGIC Investment                                      1,800                   71

PMI Group                                            2,000                   54

Progressive Corporation                              1,700                   88

Radian Group                                         2,000                   70

Triad Guaranty *(misc. symbol)                       1,600                   53

Willis Group Holdings *                              3,400                   85

x                                                        x                  821

Real Estate                                                                 0.2%

Jones Lang Lasalle *                                 2,800                   39

Trammell Crow *                                        400                    3

                                                                             42

Total Financials                                                          2,727


HEALTH CARE  18.5%

Biotechnology  2.6%

Abgenix *(misc. symbol)                              5,000                   29

Amgen *                                                616                   34

Cephalon *(misc. symbol)                             1,300                   63

Genzyme *                                              500                   16

Gilead Sciences *                                    4,000                  136

Human Genome Sciences *                                500                    3

IDEC
Pharmaceuticals *(misc. symbol)                      1,400                   40

MedImmune *                                            800                   24

Millennium Pharmaceuticals *                         1,000                    7

Protein Design Labs *                                1,000                    8

Techne *(misc. symbol)                               3,500                   76

Vertex Pharmaceuticals *                               500                    5

                                                                            441


Health Care Equipment & Supplies  6.2%

Applied Biosystems
Group - Applera                                      1,200                   22

Biomet                                               3,850                  116

Dentsply International                               3,400      $           119

Guidant *                                            3,000                  107

Invitrogen *(misc. symbol)                           2,500                   78

Mettler-Toledo International *                         800                   24

Millipore *                                            600                   20

ResMed *                                             1,400                   44

Respironics *(misc. symbol)                          1,500                   47

St. Jude Medical *                                   2,800                  128

Stryker                                              1,800                  117

Varian Associates *                                  1,300                   66

Waters Corporation *                                 1,400                   32

Zimmer Holdings *                                    2,800                  124

                                                                          1,044

Health Care Providers & Services  8.1%

AmerisourceBergen                                    1,400                   77

Anthem *                                             2,800                  167

Coventry Health Care *                               1,000                   28

Davita *                                             1,000                   21

Express Scripts,
Class A *(misc. symbol)                              1,000                   52

First Health Group *                                   500                   12

Health Management, Class A                           3,500                   63

Henry Schein *                                       3,000                  120

IMS Health (misc. symbol)                            3,235                   48

Laboratory Corporation of America *                  2,100                   58

Lincare Holdings *                                   2,400                   72

McKesson HBOC                                        5,000                  133

Omnicare                                             1,300                   33

Patterson Dental *                                   2,400                  106

Quest Diagnostics *(misc. symbol)                    1,500                   79

Renal Care Group *                                   2,100                   61

WellChoice *                                         3,000                   61

Wellpoint Health Networks *                          2,400                  163

                                                                          1,354

Pharmaceuticals  1.6%

Allergan                                             2,000                  128

Forest Labs *                                        2,800                  140

                                                                           268

Total Health Care                                                         3,107


INDUSTRIALS & BUSINESS SERVICES  15.9%

Aerospace & Defense  0.6%

Rockwell Collins                                     4,700      $            92

                                                                             92


Air Freight & Logistics  1.7%

C.H. Robinson Worldwide                              2,900                   89

Expeditors International of Washington               4,000                  137

UTi Worldwide                                        2,700                   67

                                                                            293


Commercial Services & Supplies  11.2%

Apollo Group, Class A *                              4,050                  188

Avery Dennison                                         900                   52

BISYS Group *                                        5,200                   81

Career Education *                                   2,000                   93

Certegy *                                            3,600                   87

ChoicePoint *                                        3,900                  133

Cintas (misc. symbol)                                2,200                   74

Concord EFS *                                        6,000                   67

Corporate Executive Board *                          1,500                   50

Devry *                                              1,300                   22

DST Systems *                                        3,800                  106

Education Management *(misc. symbol)                 2,600                   98

Equifax                                              3,000                   57

Fiserv *                                             3,600                  115

Hewitt Associates *                                  2,300                   63

Iron Mountain *                                      3,600                  127

ITT Educational Services *                           3,300                   89

Manpower                                             2,800                   85

Paychex                                              4,900                  128

Robert Half International *                          4,000                   54

Sabre Holdings, Class A *                            2,300                   38

Valassis Communications *                            1,100                   25

Viad                                                 2,100                   44

                                                                          1,876


Industrial Conglomerates  0.4%

Roper Industries (misc. symbol)                      2,500                   72

                                                                             72


Machinery  2.0%

Cuno *                                               2,000      $            70

Danaher                                              1,100                   72

Donaldson                                            1,100                   38

Dover                                                  200                    5

IDEX (misc. symbol)                                  1,600                   44

ITT Industries                                       1,400                   79

Kaydon                                               1,400                   25

                                                                            333

Total Industrials & Business Services                         2,666



INFORMATION TECHNOLOGY  20.7%

Communications Equipment  0.4%

JDS Uniphase *                                       7,000                   20

Plantronics *(misc. symbol)                          2,700                   39

                                                                             59

Computer Peripherals                                                        1.7%

EMC *                                               11,000                   82

Lexmark International, Class A *                     2,500                  156

Network Appliance *(misc. symbol)                    5,000                   53

                                                                            291

Electronic Equipment & Instruments  0.8%

Diebold                                                300                   11

Jabil Circuit *(misc. symbol)                          500                    8

Littelfuse *                                         1,000                   18

Molex, Class A                                       3,400                   65

Symbol Technologies                                  2,400                   25

Technitrol *                                           400                    6

                                                                            133



Internet Software & Services  1.1%

Internet Security
Systems *(misc. symbol)                              2,400                   27

VeriSign *                                           8,000                   62

Yahoo! *(misc. symbol)                               4,500                   94

                                                                            183


IT Consulting & Services  1.3%

Affiliated Computer Services,
Class A *(misc. symbol)                              1,900                   85

Cognizant Technology Solutions,
Class B *                                              267                   19

SunGard Data Systems *                               5,700                  112

                                                                            216


Semiconductor Equipment & Products  8.8%

Altera *                                            13,300      $           166

Analog Devices *                                     4,800                  140

Applied Micro Circuits *                             4,300                   15

ASM Lithography, Ordinary shares *                   3,000                   22

Broadcom *(misc. symbol)                             4,400                   64

Cabot Microelectronics *(misc. symbol)                 500                   21

Intersil Holding, Class A *                          2,400                   37

KLA-Tencor *                                         2,200                   79

Lam Research *                                       3,200                   43

Linear Technology                                    5,900                  181

Marvell Technology Group *                           1,900                   39

Maxim Integrated Products                            5,063                  175

Microchip Technology                                 4,500                  114

National Semiconductor *                             1,500                   26

Novellus Systems *                                   1,400                   41

QLogic *(misc. symbol)                               1,500                   53

Semtech *                                            5,100                   75

Xilinx *                                             8,300                  190

                                                                          1,481


Software  6.6%

Adobe Systems                                        2,000                   55

Barra *(misc. symbol)                                  500                   14

BEA Systems *                                        1,100                   11

BMC Software *                                       5,000                   97

Cadence Design Systems *                             1,300                   14

Check Point Software
Technologies *(misc. symbol)                         3,000                   45

Computer Associates                                  7,900                  105

Electronic Arts *                                    2,200                  116

Factset Research
Systems (misc. symbol)                               1,800                   46

Intuit *                                             3,700                  176

Mercury Interactive *(misc. symbol)                  3,400                  110

National Instruments *(misc. symbol)                   300                   10

Network Associates *                                 3,600                   53

PeopleSoft *                                         3,000                   51

Siebel Systems *                                     4,000                   35

Symantec *                                           2,700                  109

Synopsys *                                             400      $            16

VERITAS Software *                                   2,500                   43

                                                                          1,106

Total Information Technology                                              3,469


MATERIALS  1.1%

Chemicals  1.1%

Ecolab                                               2,400                  118

Sigma Aldrich                                          300                   13

Symyx Technologies *(misc. symbol)                     800                   11

Valspar                                              1,200                   49

Total Materials                                        191

Total Common Stocks (Cost $17,061)                                       16,746



Short-Term Investments  0.3%

Money Market Fund  0.3%

T. Rowe Price Reserve
Investment Fund, 1.35% #                            50,414                   50

Total Short-Term Investments (Cost $50)                                      50


Total Investments in Securities

100.0% of Net Assets (Cost $17,111)                             $        16,796

Other Assets Less Liabilities                                                 2

NET ASSETS                                                      $        16,798
                                                                ---------------

             #    Seven-day yield

             *    Non-income producing

(misc. symbol)    All or a portion of this security is on loan at
                  February 28, 2003 - See Note 2 ADR American Depository
                  Receipts


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
                                                              February 28, 2002

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value (cost $17,111)         $   16,796

Securities lending collateral                                   2,685

Other assets                                                       34

Total assets                                                   19,515

Liabilities

Obligation to return securities lending collateral              2,685

Other liabilities                                                  32

Total liabilities                                               2,717

NET ASSETS                                                 $   16,798
                                                           ----------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $   (6,546)

Net unrealized gain (loss)                                       (315)

Paid-in-capital applicable to 2,523,076 shares of

$0.0001 par value capital stock outstanding;

1,000,000,000 shares of the Corporation authorized             23,659

NET ASSETS                                                 $   16,798
                                                           ----------

NET ASSET VALUE PER SHARE                                  $     6.66
                                                           ----------

The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              2/28/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Income
  Dividend                                                 $       74

  Securities lending                                               11

  Interest                                                          1

  Total income                                                     86

Expenses

  Custody and accounting                                           97

  Shareholder servicing                                            39

  Registration                                                     25

  Investment management                                            23

  Prospectus and shareholder reports                               23

  Legal and audit                                                  14

  Directors                                                         5

  Proxy and annual meeting                                          1

  Miscellaneous                                                     4

  Total expenses                                                  231

  Expenses paid indirectly                                         (1)

  Net expenses                                                    230

Net investment income (loss)                                     (144)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                         (3,533)

Change in net unrealized gain (loss) on securities             (1,193)

Net realized and unrealized gain (loss)                        (4,726)

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                     $   (4,870)
                                                           ----------



The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

In thousands
x                                                     Year                    x
x                                                    Ended                    x
x                                                  2/28/03              2/28/02

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $          (144)     $          (133)

  Net realized gain (loss)                          (3,533)              (2,871)

  Change in net unrealized
  gain (loss)                                       (1,193)               1,911

  Increase (decrease) in net
  assets from operations                            (4,870)              (1,093)

Capital share transactions *

  Shares sold                                        4,964                7,723

  Shares redeemed                                   (2,564)              (1,634)

  Redemption fees received                              12                    7

  Increase (decrease) in net
  assets from capital

  share transactions                                 2,412                6,096

Net Assets

Increase (decrease) during period                   (2,458)               5,003

Beginning of period                                 19,256               14,253

End of period                              $        16,798      $        19,256
                                           ---------------      ---------------

*Share information

Shares sold                                            638                  881

Shares redeemed                                       (353)                (184)

Increase (decrease) in
shares outstanding                                     285                  697



The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T.       Rowe Price Tax-Efficient Multi-Cap Growth Fund February 28, 2003
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 29, 2000. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, to best reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Expenses Paid Indirectly Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $1,000 and $0, respectively, for the year ended February 28, 2003.

     Redemption Fees A 1% fee is assessed on redemptions of fund shares held less than 2 years. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2003, the value of loaned securities was $2,603,000; aggregate collateral consisted of $2,685,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $7,263,000 and $4,986,000, respectively, for the year ended February 28, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. There were no distributions in the year ended February 28, 2003. At February 28, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

     Unrealized appreciation                               $1,937,000

     Unrealized depreciation                               (2,764,000)

     Net unrealized appreciation (depreciation)              (827,000)

     Capital loss carryforwards                            (6,034,000)

     Paid-in capital                                       23,659,000

     Net assets                                           $16,798,000
                                                          -----------

     ---------------------------------------------------------------------------

     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year.

     Consequently, $512,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of February 28, 2003, the fund had $142,000 of capital loss carryforwards that expire in 2006, $2,010,000 that expire in 2010, and $3,882,000 that expire in
     2011.

     For the year ended February 28, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.
     ---------------------------------------------------------------------------

     Undistributed net investment income                   $  144,000

     Paid-in capital                                         (144,000)

     At February 28, 2003, the cost of investments for federal income tax purposes was $17,623,000.

     ---------------------------------------------------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At February 28, 2003, the effective annual group fee rate was 0.32%.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2004, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 1.25%. Thereafter, through February 28, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 1.25%. Pursuant to this agreement, $101,000 of management fees were not accrued by the fund for the year ended February 28, 2003. At February 28, 2003, unaccrued management fees and other expenses in the amount of $101,000 remain subject to reimbursement by the fund through February 28, 2006, and $137,000 through February 28, 2004.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $95,000 for the year ended February 28, 2003, of which $8,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended February 28, 2003, totaled $1,000 and are reflected as interest income in the accompanying Statement of Operations.


T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

     To the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and Shareholders of T. Rowe Price Tax-Efficient Multi-Cap Growth Fund In our opinion, the accompanying statement of asset and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Efficient Multi-Cap Growth Fund (one of the portfolios comprising T. Rowe Price Tax-Efficient Funds, Inc., hereafter referred to as the "Fund") at February 28, 2003, the results its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     March 19, 2003


T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

     Investment Services and Information

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


     ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


     BROKERAGE SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


     INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

T. Rowe Price Retirement Services

     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.


     PLANNING TOOLS AND SERVICES

     T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

     IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

     Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


     INVESTMENT VEHICLES

     Individual Retirement Accounts (IRAs)
     No-Load Variable Annuities
     Small Business Retirement Plans


     * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Web Services
--------------------------------------------------------------------------------

     www.troweprice.com


          ACCOUNT INFORMATION

          Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

          AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.


          FINANCIAL TOOLS AND CALCULATORS

          College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children. Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

          Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

          Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.


          INVESTMENT TRACKING AND INFORMATION

          My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

          Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

          Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.


T. Rowe Price College Planning
--------------------------------------------------------------------------------

     College Planning

     With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

     T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

     We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents. Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

     College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

     College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
eorgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International
Bond
Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price (logo icon) (registered trademark) INVEST WITH CONFIDENCE

T. Rowe Price Investment Services, Inc. 100 East Pratt Street
Baltimore, MD 21202

         F136-050  2/28/03